Quarterly Financial Summary (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary (Unaudited)
Quarterly Financial Summary (Unaudited):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
2013
Net sales	$586,597	$576,842	$591,196	$639,635
Gross profit	$195,911	$191,670	$209,611	$253,279
Restructuring and other charges, net(a)	$—	$—	$—	$33,361
Net income from continuing operations	$87,681	$88,500	$97,313	$162,232
Income (loss) from discontinued operations (net of tax)	1,835	2,628	531	(886)
Net income attributable to noncontrolling interests	(5,529)	(8,389)	(7,332)	(5,413)
Net income attributable to Albemarle Corporation	$83,987	$82,739	$90,512	$155,933
Basic earnings (loss) per share:
Continuing operations	$0.93	$0.95	$1.10	$1.93
Discontinued operations	0.02	0.03	0.01	(0.01)
	$0.95	$0.98	$1.11	$1.92

Shares used to compute basic earnings per share	88,719	84,028	81,385	81,226

Diluted earnings (loss) per share:
Continuing operations	$0.92	$0.95	$1.10	$1.92
Discontinued operations	0.02	0.03	0.01	(0.01)
	$0.94	$0.98	$1.11	$1.91

Shares used to compute diluted earnings per share	89,236	84,489	81,852	81,713

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
2012
Net sales	$656,615	$625,494	$604,368	$632,677
Gross profit	$246,068	$245,879	$215,534	$191,362
Restructuring and other charges, net(a)	$—	$94,703	$—	$16,982
Net income from continuing operations	$116,226	$51,987	$113,800	$43,833
Income (loss) from discontinued operations (net of tax)	2,407	1,608	634	(368)
Net income attributable to noncontrolling interests	(4,371)	(3,506)	(4,975)	(5,739)
Net income attributable to Albemarle Corporation	$114,262	$50,089	$109,459	$37,726
Basic earnings (loss) per share:
Continuing operations	$1.25	$0.54	$1.22	$0.42
Discontinued operations	0.03	0.02	0.01	—
	$1.28	$0.56	$1.23	$0.42

Shares used to compute basic earnings per share	88,997	89,414	89,327	89,018

Diluted earnings (loss) per share:
Continuing operations	$1.24	$0.54	$1.21	$0.42
Discontinued operations	0.03	0.02	0.01	—
	$1.27	$0.56	$1.22	$0.42

Shares used to compute diluted earnings per share	89,947	90,051	89,879	89,660

(a)	See Note 19, “Special Items.”
As discussed in Note 1, “Summary of Significant Accounting Policies,” actuarial gains and losses are recognized annually in our consolidated statements of income in the fourth quarter and whenever a plan is determined to qualify for a remeasurement during a fiscal year. See Note 17, “Pension Plans and Other Postretirement Benefits” for information about actuarial gains and losses recognized in our consolidated statements of income for the years ended December 31, 2013 and 2012.